Stock Option Reserve	12 Months Ended
Mar. 31, 2021
Share Based Payment [Abstract]
STOCK OPTION RESERVE

NOTE 17. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the years ended March 31, 2021 and 2020:

	Years Ended March 31,
	2021		2020
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of year	$10,618	$58	$8,475	$324
Expiration of unexercised stock options	–	(58)	–	(282)
Share-based compensation expense	850	7,977	2,143	16
Balance, end of year	$11,468	$7,977	$10,618	$58

The $7.4 million fair value of vested iOx options acquired in the SalvaRx Acquisition and the stock-based compensation expense for unvested options are included in non-controlling interest in the combined balance sheets as of March 31, 2021 and 2020.

Stock Options

The Board of Directors of the Company (the "Board") established a stock option plan (the "2013 Option Plan") under which options to acquire ordinary shares of the Company are granted to directors, employees and consultants of the Company. The maximum number of ordinary shares issuable under the 2013 Option Plan shall not exceed 10% of the total number of issued and outstanding ordinary shares, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If a stock option was surrendered, terminated or expired without being exercised, the ordinary shares reserved for issuance pursuant to such stock option were available for new stock options granted under the 2013 Option Plan. The options vest on a schedule determined by the Board of Directors, generally over two to four years, and expire after five years.

As of March 31, 2019, the Board decided to discontinue the 2013 Option Plan and during the year ended March 31, 2021, 2,980 outstanding options issued under the plan expired unexercised and no options remained outstanding under the 2013 Option Plan.

On June 25, 2020, at the annual meeting of shareholders, the Company’s new incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the directors to fix the option exercise price and to issue stock options under the plan as they see fit. The Company's 2020 Stock Option Plan is a 10% rolling stock option plan under which the directors are authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units and dividend equivalent rights (the "2021 Equity Incentive Plan"). The aggregate number of equity securities, which may be issued under the 2021 Equity Incentive Plan has not been changed.  Pursuant to the 2021 Equity Incentive Plan, on January 13, 2021, the Company granted an aggregate of 868,000 stock options exercisable at a price of US$17.75 per share, representing the closing price of the shares on the day immediately preceding the grant date, which expire on January 13, 2031 to various directors, officers and consultants of the Company. 350,000 options granted to members of the board of directors vest 1/3 on grant date, 1/3 on the first anniversary of the grant and 1/3 on the second anniversary of the grant. 518,000 options granted to consultants (one of whom is also a director) vest 1/3 on each of the first three anniversaries of the date of grant.

Additionally, the Company granted 243,000 restricted stock units on January 13, 2021, with a fair value of $17.75 per share, which was the closing price on the day immediately preceding the grant date. The restricted stock units vest on the date of grant but underlying shares cannot be sold until one of four conditions are met.  In accordance with IFRS 2, “Share-based Payment,” the Company recognized compensation expense of $4.3 million in the year ended March 31, 2021, in connection with the RSU grants.

In January 2019, iOx, a subsidiary of SalvaRx, was acquired by the Company as part of the SalvaRx Acquisition.  Accordingly, the 2,599 stock options to acquire common shares of iOx (the “Acquired Options”) with an exercise price of £120 ($152.84) per common share, outstanding under the iOx stock option plan (“iOx Option Plan”) have been acquired by the Company.  At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 11, “Goodwill”).  Additionally, the fair value of the remaining 956 unvested stock options was $4.3 million and is being recorded as compensation expense over the remaining 3-year vesting period.  The Company incurred stock-based compensation expense of $0.9 million, $2.1 million and $1.1 million with respect to the iOx Option Plan in the years ended March 31, 2021, 2020, and 2019, respectively.

Following are the weighted average assumptions used in the calculation of the fair value of the vested and unvested options on the Acquisition Date, with respect to the iOx Option Plan:

Assumption	Vested Options	Unvested Options
Grant Date	November 28, 2016	April 17, 2018
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of iOx stock	US$4,630.35	US$4,630.35

Following are the weighted average assumptions used in connection with the January 13, 2021 option grant, with respect to the Company’s 2021 Equity Incentive Plan:

Assumption	Vested Options	Unvested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil	Nil
Expected volatility	139%	144%
Expected life	5.5 years	6.0 years
Fair value of Portage stock	US$16.66	US$17.11

(b)	The movements in the number of options issued were:

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2021	2020	2021	2020	2021	2020
Balance, beginning of year	–	–	2,980	5,959	2,599	2,599
Granted	868,000	–	–	–	–	–
Expired or forfeited	–	–	(2,980)	(2,979)	(675)	–
Balance, end of period	868,000	–	–	2,980	1,924	2,599
Exercisable, end of year	116,666	–	–	2,980	1,604	1,643

(c)	Following are the weighted average exercise price and the remaining contractual life for outstanding options by plan:

	PBI 2020 Option Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	As of March 31,		As of March 31,		As of March 31,
	2021	2020	2021	2020	2021	2020
Weighted average exercise price	$17.75	$–	$–	$15.00	$165.20	$148.84
Weighted average remaining contractual life (in years)	9.79	–	–	1.72	0.95	1.63

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price on the date of the grants for all options outstanding as of March 31, 2021 and March 31, 2020.

The Company recorded $0.9 million, $2.2 million and $1.2 million of compensation expense related to the iOx stock option plans for the years ended March 31, 2021, 2020 and 2019, respectively.